VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET
Our vessels and equipment, net consisted of the following:

(in thousands of $)	June 30, 2024	December 31, 2023
Vessels(1)	1,833,528	1,811,295
Office equipment and fittings	1,293	1,258
Less: Accumulated depreciation and amortization	(148,885)	(112,490)
Total vessels and equipment, net	1,685,936	1,700,063

(1)     Vessels includes the conversion and retrofitting cost of $26.8 million (2023:$14.6 million) and capitalized drydocking cost of $13.0 million (2023:$22.1 million). As of June 30, 2024, conversion and retrofitting of certain vessels is in progress, with an estimated total remaining commitment of $34.2 million and depreciation will begin upon completion.

Depreciation charge for the six month periods ended June 30, 2024 and 2023 amounted to $36.3 million and $37.5 million, respectively.

Capitalized deferred drydocking costs included within vessel cost as of June 30, 2024 will be depreciated over the period until the next expected drydocking for each respective vessel.